Annual Operating Expenses {- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund K PRO-10 - Fidelity® Dividend Growth Fund - Fidelity Dividend Growth Fund-Class K	Sep. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.39%